Stock-Based Compensation - Schedule of Stock Options Activity (Details) - $ / shares	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Options outstanding, Ending balance	2,938,257
2013 Plan and 2021 Plan [Member]
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Options outstanding, Beginning balance	29,435,319
Options, granted	1,202,098
Options , exercised	(4,033,298)
Options, Cancelled	(3,371,520)
Options, forfeited	(519,037)
Options outstanding, Ending balance	22,713,562	29,435,319
Options, exercisable	15,485,784
Options, vested or expected to vest	22,713,562
Weighted-average exercise price outstanding, Beginning balance		$ 1.4
Weighted-average exercise price, granted	$ 2.79
Weighted-average exercise price, exercised	0.71
Weighted Average Exercise price, Cancelled	3.53
Weighted-average exercise price, forfeited	5.05
Weighted-average exercise price outstanding, Ending balance	1.2
Weighted-average exercise price, exercisable	0.9
Weighted-average exercise price, vested or expected to vest	$ 1.2
Weighted Average Remaining Contractual Term, Beginning balance	6 years 7 months 6 days	7 years 6 months
Weighted-average remaining contractual term, exercisable	5 years 10 months 24 days
Weighted-average remaining contractual term, vested or expected to vest	6 years 7 months 6 days